RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS

3.	RECENT ACCOUNTING PRONOUNCEMENTS

Changes in accounting pronouncements adopted in the current period:

ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. Many of the changes here are clarifications of existing guidance or wording changes to align with IFRS 13. The new measurement guidance did not have an impact on the Company's consolidated financial statements and the new disclosure requirements are in Note 16 "Financial Instruments".

ASU 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment. This ASU gives an entity the option in its annual goodwill impairment test to first assess revised qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. There is no impact on the Company as a result of this guidance.

ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This ASU addresses implementation issues about the scope of ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for reporting periods beginning on or after January 1, 2013. Its adoption is not expected to have a material impact on the Company's disclosures.

ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This ASU seeks to improve the reporting of reclassifications out of accumulated other comprehensive income. An entity is required to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S GAAP that provide additional detail about those amounts. The requirement of this update is to ensure that this information is presented in one place, rather than in different places throughout the financial statements as it is currently. The guidance is effective prospectively for reporting periods beginning after December 15, 2012. This guidance does is not expected to have a material impact on the Company's consolidated financial statements.